Form N-1A Supplement	Aug. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PGIM ETF TRUST
PGIM Jennison International Opportunities ETF (the Fund)
Supplement dated June 15, 2026,
to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, as supplemented
You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (SAI), as applicable, and retain it for future reference. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Summary Prospectus, Prospectus and SAI.
Name Change, Principal Investment Strategy Changes, and Management Fee Change
The Board of Trustees of PGIM ETF Trust (the Board) approved: (i) changing the name of the Fund to the “PGIM Jennison Focused International Equity ETF;” (ii) certain revisions to the principal investment strategy of the Fund; and (iii) a reduction in the existing contractual management fee payable by the Fund to PGIM Investments LLC (the “Manager” or “PGIM Investments”), the Fund’s investment adviser. As part of the modifications to the Fund’s principal investment strategy, the Fund will invest a substantial portion of its assets in a smaller number of issuers.
To reflect the changes described above, the Summary Prospectus, Prospectus and SAI relating to the Fund are hereby revised as follows, effective on August 1, 2026:
A.All references to “PGIM Jennison International Opportunities ETF” are hereby changed to “PGIM Jennison Focused International Equity ETF.”
B.The following table hereby replaces the “Annual Fund Operating Expenses” table in the “FUND FEES AND EXPENSES” section in the “FUND SUMMARY” section of the Prospectus and in the Summary Prospectus of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.54%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.54%
C. The following table hereby replaces the “Example” table in the “FUND FEES AND EXPENSES” section in the “FUND
SUMMARY” section of the Prospectus and in the Summary Prospectus of the Fund:
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years

	$55	$173	$302	$677
D. The description of the Fund’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE – Principal Investment Strategies” section in the “FUND SUMMARY” section of the Prospectus and in the Summary Prospectus of the Fund is hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities.
The Fund invests primarily in issuers that are non-U.S. companies located in various countries outside the United States or having their primary economic exposure outside the United States, including non-U.S. issuers located in emerging markets. The Fund intends to invest a substantial portion of its assets in a smaller number of issuers, generally holding between 15 and 35 securities, with the portfolio typically comprising approximately 25 holdings.
The subadviser uses a combination of fundamental research and systematic portfolio construction. The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. The Fund can invest without limit in foreign securities, typically invests in a number of different countries, and may invest a significant portion of its assets in companies located in emerging markets. The Fund may invest in American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and similar securities. Because the Fund may invest a large portion of its assets in a single country (for example, China) or region of the world, the Fund’s investments may be geographically concentrated relative to broad diversified indexes of international stocks. The Fund may invest in securities of issuers of any market capitalization size.
Equity and equity-related securities include, but are not limited to, common stocks, securities convertible or exchangeable for common stock or the cash value of common stock, preferred stocks, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures including partnerships and business development companies, investments in mutual funds and other ETFs, securities of real estate investment trusts (“REITs”) and income and royalty trusts, structured securities including participation notes (“P-Notes”), structured notes (“S-Notes”) and low exercise price warrants (“LEPWs”) or other similar securities and ADRs and other similar receipts or shares, in both listed and unlisted form.
Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy.
The Fund seeks to invest in companies in the early stages of accelerating growth, with attributes such as sustainable competitive advantages, the ability to execute a business strategy, and an appropriate valuation. The subadviser may eliminate or reduce the Fund’s investment in a portfolio holding due to an unfavorable change in that portfolio holding’s fundamentals, such as a weakening financial or competitive position or a significant change in management or governance issues. The emergence of what is believed to be a more attractive portfolio candidate may also lead to eliminating or reducing the weight of a position in the Fund.
The subadviser employs a systematic portfolio construction process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
At times, the Fund may have a significant portion of its assets invested in the same economic sector.
E.The following risk disclosure is hereby added to the “INVESTMENTS, RISKS AND PERFORMANCE – Principal Risks” section in the “FUND SUMMARY’ section of the Prospectus and in the Summary Prospectus of the Fund:
Concentration Risk. To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

PGIM Jennison International Opportunities ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PGIM ETF TRUST
PGIM Jennison International Opportunities ETF (the Fund)
Supplement dated June 15, 2026,
to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, as supplemented
You should read this Supplement in conjunction with the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (SAI), as applicable, and retain it for future reference. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Summary Prospectus, Prospectus and SAI.
Name Change, Principal Investment Strategy Changes, and Management Fee Change
The Board of Trustees of PGIM ETF Trust (the Board) approved: (i) changing the name of the Fund to the “PGIM Jennison Focused International Equity ETF;” (ii) certain revisions to the principal investment strategy of the Fund; and (iii) a reduction in the existing contractual management fee payable by the Fund to PGIM Investments LLC (the “Manager” or “PGIM Investments”), the Fund’s investment adviser. As part of the modifications to the Fund’s principal investment strategy, the Fund will invest a substantial portion of its assets in a smaller number of issuers.
To reflect the changes described above, the Summary Prospectus, Prospectus and SAI relating to the Fund are hereby revised as follows, effective on August 1, 2026:
A.All references to “PGIM Jennison International Opportunities ETF” are hereby changed to “PGIM Jennison Focused International Equity ETF.”
B.The following table hereby replaces the “Annual Fund Operating Expenses” table in the “FUND FEES AND EXPENSES” section in the “FUND SUMMARY” section of the Prospectus and in the Summary Prospectus of the Fund:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fee	0.54%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.54%
C. The following table hereby replaces the “Example” table in the “FUND FEES AND EXPENSES” section in the “FUND
SUMMARY” section of the Prospectus and in the Summary Prospectus of the Fund:
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years

	$55	$173	$302	$677
D. The description of the Fund’s principal investment strategies in the “INVESTMENTS, RISKS AND PERFORMANCE – Principal Investment Strategies” section in the “FUND SUMMARY” section of the Prospectus and in the Summary Prospectus of the Fund is hereby deleted and replaced with the description set forth below:
Principal Investment Strategies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities.
The Fund invests primarily in issuers that are non-U.S. companies located in various countries outside the United States or having their primary economic exposure outside the United States, including non-U.S. issuers located in emerging markets. The Fund intends to invest a substantial portion of its assets in a smaller number of issuers, generally holding between 15 and 35 securities, with the portfolio typically comprising approximately 25 holdings.
The subadviser uses a combination of fundamental research and systematic portfolio construction. The Fund is an actively managed exchange-traded fund (“ETF”) and, thus, does not seek to replicate the performance of a specified index. The Fund can invest without limit in foreign securities, typically invests in a number of different countries, and may invest a significant portion of its assets in companies located in emerging markets. The Fund may invest in American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and similar securities. Because the Fund may invest a large portion of its assets in a single country (for example, China) or region of the world, the Fund’s investments may be geographically concentrated relative to broad diversified indexes of international stocks. The Fund may invest in securities of issuers of any market capitalization size.
Equity and equity-related securities include, but are not limited to, common stocks, securities convertible or exchangeable for common stock or the cash value of common stock, preferred stocks, warrants and rights that can be exercised to obtain stock, investments in various types of business ventures including partnerships and business development companies, investments in mutual funds and other ETFs, securities of real estate investment trusts (“REITs”) and income and royalty trusts, structured securities including participation notes (“P-Notes”), structured notes (“S-Notes”) and low exercise price warrants (“LEPWs”) or other similar securities and ADRs and other similar receipts or shares, in both listed and unlisted form.
Any derivatives instruments that provide investment exposure to the securities suggested by the Fund’s name, or facilitate the Fund’s investment in those securities by increasing or decreasing the Fund’s exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund’s 80% investment policy.
The Fund seeks to invest in companies in the early stages of accelerating growth, with attributes such as sustainable competitive advantages, the ability to execute a business strategy, and an appropriate valuation. The subadviser may eliminate or reduce the Fund’s investment in a portfolio holding due to an unfavorable change in that portfolio holding’s fundamentals, such as a weakening financial or competitive position or a significant change in management or governance issues. The emergence of what is believed to be a more attractive portfolio candidate may also lead to eliminating or reducing the weight of a position in the Fund.
The subadviser employs a systematic portfolio construction process that seeks to manage overall investment risk exposures and characteristics in order to manage liquidity considerations and maintain consistency with the Fund’s objective.
The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
At times, the Fund may have a significant portion of its assets invested in the same economic sector.
E.The following risk disclosure is hereby added to the “INVESTMENTS, RISKS AND PERFORMANCE – Principal Risks” section in the “FUND SUMMARY’ section of the Prospectus and in the Summary Prospectus of the Fund:
Concentration Risk. To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.